SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (91,580)	$ (3,727)	$ (143,753)	$ (95,306)	$ (122,062)	$ (30,483)	$ (125,789)	$ (125,789)	$ (1,802)